Investment in Affiliates (Summary of Investment in Affiliates) (Parenthetical) (Detail) - JPY (¥) ¥ in Millions	Dec. 31, 2023	Mar. 31, 2023
Investments in and Advances to Affiliates, Schedule of Investments [Abstract]
Investment in Affiliates, measured at fair value	¥ 5,737	¥ 2,511